Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of intangible assets [Abstract]
Amortized expenses	$ 58,684	$ 44,586	$ 41,330